CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 206,551	¥ 1,410,747	¥ 981,772
Short-term investments	119,451	815,854	413,883
Prepayments and other current assets	37,038	252,964	126,836
Amounts due from related parties			87,254
Total current assets	363,040	2,479,565	1,609,745
Non-current assets:
Property and equipment, net	65,884	449,990	272,226
Intangible assets, net	16,416	112,119	9,729
Long-term investments	70,879	484,103	267,051
Goodwill	54,477	372,077	58,676
Deferred tax assets	5,484	37,455	29,096
Amounts due from related parties	2,416	16,500	16,500
Other non-current assets	36,766	251,118	54,587
Total non-current assets	252,322	1,723,362	707,865
Total assets	615,362	4,202,927	2,317,610
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB414,371 and RMB548,408 (US$80,294) as of August 31, 2017 and 2018, respectively)	84,851	579,533	414,371
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of RMB37,563 and RMB33,809 (US$4,950) as of August 31, 2017 and 2018, respectively)	6,631	45,291	37,563
Prepayments from customers (including prepayments from customers of the consolidated VIEs without recourse to the Group of RMB1,531,424 and RMB1,991,647 (US$291,603) as of August 31, 2017 and 2018, respectively)	291,603	1,991,647	1,531,424
Short-term loan (including short-term loan of the consolidated VIEs without recourse to the Group of RMB5,000 and nil as of August 31, 2017 and 2018, respectively)			5,000
Long-term loan , current portion (including long-term loan, current portion of the consolidated VIEs without recourse to the Group of nil and RMB45,000 (US$6,589) as of August 31, 2017 and 2018, respectively)	6,589	45,000
Total current liabilities	389,674	2,661,471	1,988,358
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of nil and RMB23,528 (US$3,445) as of August 31, 2017 and 2018, respectively)	3,445	23,528
Long-term loan (including long-term loan of the consolidated VIEs without recourse to the Group of nil and RMB405,000 (US$59,297) as of August 31, 2017 and 2018, respectively)	59,297	405,000
Unrecognized tax benefit (including liability for unrecognized tax benefit of the consolidated VIEs without recourse to the Group of RMB13,012 and RMB17,345 (US$2,540) as of August 31, 2017 and 2018, respectively)	2,589	17,685	13,012
Total non-current liabilities	65,331	446,213	13,012
Total liabilities	455,005	3,107,684	2,001,370
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity			1,749,900
Shareholders' (deficit)/equity:
Additional paid-in capital	794,510	5,426,503	82,139
Statutory reserves	625	4,272	3,739
Accumulated deficit	(663,989)	(4,535,042)	(1,567,136)
Accumulated other comprehensive income	18,873	128,900	19,123
Total OneSmart International Education Group Limited shareholders' (deficit)/equity	150,025	1,024,675	(1,462,118)
Non-controlling interests	10,332	70,568	28,458
Total shareholders' (deficit)/equity	160,357	1,095,243	(1,433,660)
Total liabilities, mezzanine equity, non-controlling interests and shareholders' (deficit)/equity	615,362	4,202,927	2,317,610
Series A redeemable convertible preferred shares
Mezzanine equity:
Total mezzanine equity			1,713,344
Series A-1 redeemable convertible preferred shares
Mezzanine equity:
Total mezzanine equity			36,556
Class A ordinary shares
Shareholders' (deficit)/equity:
Common stock, value	4	26	1
Class B ordinary shares
Shareholders' (deficit)/equity:
Common stock, value	$ 2	¥ 16	¥ 16